Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Checking and saving accounts	$ 210,818	$ 99,286
Time deposits of no more than ninety days	0	19,500
Cash on hand	263	279
Cash and cash equivalents	$ 211,081	$ 119,065	$ 158,732	$ 156,158